Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Allowance for Credit Losses	The following table shows the activity in the allowance for doubtful accounts for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
Allowance for doubtful accounts as of beginning of period	$1,794	$—
Provision	1,736	1,794
Write-offs	—	—
Foreign exchange and other	(293)	—
Allowance for doubtful accounts as of end of period	$3,237	$1,794

Schedule of Cash and Cash Equivalents

	December 31,
	2022	2021
Cash and cash equivalents	$76,528	$8,533
Restricted cash	126	—
Restricted cash included in Other non-current assets	1,138	—
Total cash, cash equivalents and restricted cash	$77,792	$8,533

Schedule of Restrictions on Cash and Cash Equivalents

	December 31,
	2022	2021
Cash and cash equivalents	$76,528	$8,533
Restricted cash	126	—
Restricted cash included in Other non-current assets	1,138	—
Total cash, cash equivalents and restricted cash	$77,792	$8,533

Schedule of Cash Flow, Supplemental Disclosures	Cash Flow Information

	Year Ended December 31,
	2022	2021	2020
Cash paid during the period for:
Income tax, net of refunds	$758	$96	$59
Interest	$3,520	$49,283	$27,286